CONTRACT ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Contract Assets
Contract with Customer, Asset, Credit Loss Expense (Reversal)	$ 1,249,000	$ 9,745,000	$ 1,310,000	$ 12,305,000